Goodwill and Other Intangible Assets (Acquired Intangible Assets and Weighted-Average Amortization Period) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 145,596
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 7,848
Weighted-average amortization period	8 years
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 16,609
Weighted-average amortization period	3 years
Internal-use software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 93,768
Weighted-average amortization period	4 years
Music catalogs
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 19,837
Weighted-average amortization period	14 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 7,534
Weighted-average amortization period	11 years